Discontinued Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
CURRENT ASSETS [Abstract]
Total current assets of discontinued operations	$ 449,807		$ 495,003
CURRENT LIABILITIES [Abstract]
Total current liabilities of discontinued operations	1,569,771		1,619,763
OTHER INCOME/(EXPENSES) [Abstract]
Net income and comprehensive income from discontinued operations, before taxes	100,768	$ 19,714,095
Net income and comprehensive income from discontinued operations, net of taxes	100,766	19,714,094
All Aframax/LR2 Vessels [Member] | Discontinued Operations [Member]
CURRENT ASSETS [Abstract]
Cash and cash equivalents	3,770		4,836
Due from related parties, current	444,684		467,701
Prepaid expenses and other assets	1,353		22,466
Total current assets of discontinued operations	449,807		495,003
NON-CURRENT ASSETS [Abstract]
Total non-current assets of discontinued operations	0		0
CURRENT LIABILITIES [Abstract]
Accounts payable	687		65,117
Accrued liabilities	1,569,084		1,554,646
Total current liabilities of discontinued operations	1,569,771		1,619,763
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities of discontinued operations	0		$ 0
REVENUES [Abstract]
Vessel revenues	0	631,180
EXPENSES [Abstract]
Voyage expenses (including $8,007 and $0 to related party for the six months ended June 30, 2024 and 2025, respectively)	117,732	(23,741)
Vessel operating expenses	(12,241)	(352,940)
Management fees to related parties	0	(24,936)
Depreciation and amortization	0	(35,305)
Gain on sale of vessel	0	19,559,432
Total expenses	105,491	19,122,510
Operating income	105,491	19,753,690
OTHER INCOME/(EXPENSES) [Abstract]
Interest and finance costs	(4,747)	(80,853)
Interest income	0	40,134
Foreign exchange gains	22	1,123
Total other expenses, net	(4,725)	(39,596)
Net income and comprehensive income from discontinued operations, before taxes	100,766	19,714,094
Net income and comprehensive income from discontinued operations, net of taxes	100,766	19,714,094
Voyage expenses, related party	0	8,007
All Aframax/LR2 Vessels [Member] | Discontinued Operations [Member] | Time Charter [Member]
REVENUES [Abstract]
Vessel revenues	0	1,355
All Aframax/LR2 Vessels [Member] | Discontinued Operations [Member] | Pool [Member]
REVENUES [Abstract]
Vessel revenues	$ 0	$ 629,825